Concentration of Credit Risk (Detail Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Concentration of Credit Risk [Abstract]
Federally insured limits exist through December 31, 2015	$ 250,000
Percentage of concentration risk	10.00%